PROPERTY AND EQUIPMENT (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 501,880	$ 499,282	$ 680,942
Less: accumulated depreciation	(315,115)	(247,036)
Total property and equipment	186,765	252,246	502,146
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	149,916	149,916	143,560
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	112,616	109,509	87,087
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	94,053	93,464	132,088
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	61,287	67,287	61,287
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	58,613	58,613	$ 256,920
Test Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 25,395	$ 20,493